Tax situation - Reconciliation of tax expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax Explanatory
Income (loss) before income tax		$ 101,129	$ (58,099)	$ (1,955)
Peruvian statutory tax rate	29.50%	32.00%	32.00%	32.00%
Income tax expense (income)		$ 72,237	$ (23,716)	$ 25,766
Non - deductible expenses		(3,931)	(11,097)	(13,091)
Difference in income tax rate applicable to La Quinua at 29%		(895)	(31,853)	14,995
Total income tax		(23,671)	25,430	(25,590)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Income (loss) before income tax		$ (916,653)	$ (112,431)	$ (30,329)
Peruvian statutory tax rate	29.50%	29.50%	29.50%	29.50%
Income tax expense (income)		$ (270,413)	$ (33,167)	$ (8,947)
Valuation allowance on deferred tax asset		253,178	57,131	46,473
Effect of change in income tax rate		36,189	23,075	(4,217)
Royalties and Mining taxes		9,196	5,065	11,444
Credit of royalties and Mining taxes		(2,713)	(1,494)	(3,376)
Non - deductible expenses		25,690	7,015	13,837
Ruling on a tax case			(2,895)	(2,801)
Income tax prior years (refunds) / payments		(98)	(1,712)	8,459
Fines from prior years				4,056
Total income tax		$ 51,029	$ 53,018	$ 64,928